Business Combination - Schedule of Aggregate Purchase Consideration (Q2) (Details) - Weights and Biases, Inc. $ in Thousands	May 05, 2025 USD ($)
Business Combination [Line Items]
Cash paid by the Company	$ 96,498
Total purchase price	1,029,259
Common Stock
Business Combination [Line Items]
Fair value of the company	928,900
Restricted Stock Units (RSUs)
Business Combination [Line Items]
Fair value of the company	$ 3,861